Non-life and Life and Health Reserves - Life and health reserve rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Reinsurance recoverable at beginning of year	$ 1,787,493
Reinsurance recoverable at end of year	1,959,652		$ 1,787,493
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	2,638,086		2,704,229		$ 2,417,044
Reinsurance recoverable at beginning of year	21,000		35,662		16,183
Net liability at beginning of period	2,617,086		2,668,567		2,400,861
Net incurred losses	1,434,169	[1]	1,440,739	[1]	1,318,196
Net losses paid	(1,390,848)		(1,413,316)		(1,230,383)
Effects of foreign exchange rate changes and other	(181,789)		(78,904)		179,893
Net liability at end of period	2,478,618		2,617,086		2,668,567
Reinsurance recoverable at end of year	31,675		21,000		35,662
Gross liability at end of period	2,510,293		2,638,086		2,704,229
Treaties recaptured gains	15,000		28,000
Life and Health | Disability
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Prior years' loss development	$ 46,000		$ (5,000)		$ 52,000
Life and Health | Minimum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	0.00%		0.00%		0.00%
Life and Health | Maximum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	11.00%		11.00%		11.00%

[1]	During 2021 and 2020, certain life and health treaties were recaptured, resulting in total gains upon recapture of $15 million and $28 million respectively, recorded as a reduction to net incurred losses.